FAIR VALUE MEASUREMENT - Derivative contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENT
Unrealized fair value of derivative assets, current	$ 15.0	$ 25.5
Unrealized fair value of derivative assets, non-current	2.8	1.5
Unrealized fair value of derivative assets	17.8	27.0
Unrealized fair value of derivative liabilities, current	(2.0)	(0.8)
Unrealized fair value of derivative liabilities, non-current	(0.5)
Unrealized fair value of derivative liabilities	(2.5)	(0.8)
Total net fair value	15.3	26.2
TRS
FAIR VALUE MEASUREMENT
Total net fair value	6.9	1.9
Derivative Contracts
FAIR VALUE MEASUREMENT
Total net fair value	15.3	26.2
Unrealized gain (loss) recorded in AOCI	5.1	17.5
Foreign currency forward and collar contracts
FAIR VALUE MEASUREMENT
Total net fair value	7.4	2.8
Unrealized gain (loss) recorded in AOCI	4.4	1.3
Reclassification of amounts to net earnings within the next 12 months as a result of settling the contracts	4.0
Energy swap contracts
FAIR VALUE MEASUREMENT
Total net fair value	1.0	21.5
Unrealized gain (loss) recorded in AOCI	0.7	$ 16.2
Reclassification of amounts to net earnings within the next 12 months as a result of settling the contracts	$ (0.1)